FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

May 15, 2020

Filed Via EDGAR (CIK #0000890089)

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

   Re:  The Money Market Portfolios

        File No. 811-07038

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith for filing is Amendment No. 33 to the Registrant's Registration Statement under the Investment Company Act of 1940, as amended (1940 Act).

The filing is being filed pursuant to Rule 8b-15 under the 1940 Act, to amend and supplement the Registrant’s Registration Statement, as pertaining to the Part B of The U.S. Government Money Market Portfolio.

Sincerely yours,

THE MONEY MARKET PORTFOLIOS

/s/Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

SJG:dm